Mineral Royalty Interests - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 05, 2021 USD ($) oz	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Metates Properties [member]
Disclosure Of Royalty Arrangements [line items]
Net smelter return royalty percentage		0.50%
Revenues recognized in royalty agreement		$ 0
Depletion in royalty agreement		0
Carrying cost of royalty		$ 3,000,000
Brewery Creek Royalty [Member]
Disclosure Of Royalty Arrangements [line items]
Net smelter return royalty percentage	2.00%
Upfront cash payment for Royalty interest	$ 3,000,000
Total consideration owed by Mine Operator upon election of reacquisition of royalty interest			$ 2
Ounces of gold mined from ore extracted from the property before step up in royalty percentage | oz	600,000
Net smelter return royalty percentage after potential buy back		2.125%
Net smelter return royalty percentage after step up	2.75%